UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3737

Fidelity Advisor Series IV
 (Exact name of registrant as specified in charter)

245 Summer Street, Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2015

Item 1. Reports to Stockholders

Fidelity ®
Limited Term
Government Fund

Semiannual Report

May 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2014 to May 31, 2015).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioB	Beginning Account Value December 1, 2014	Ending Account Value May 31, 2015	Expenses Paid During Period* December 1, 2014 to May 31, 2015
Actual	.45%	$ 1,000.00	$ 1,005.80	$ 2.25
HypotheticalA		$ 1,000.00	$ 1,022.69	$ 2.27

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Coupon Distribution as of May 31, 2015
	% of fund's investments	% of fund's investments 6 months ago
0.01 - 0.99%	50.8	49.9
1 - 1.99%	20.7	18.2
2 - 2.99%	13.0	11.8
3 - 3.99%	5.7	7.0
4 - 4.99%	3.4	3.7
5 - 5.99%	4.4	5.6
6% and above	1.6	1.6
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of May 31, 2015
6 months ago
Years	2.9	3.1

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of May 31, 2015
6 months ago
Years	2.5	2.5

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of May 31, 2015 *		As of November 30, 2014 **
	Mortgage Securities 5.1%		Mortgage Securities 7.1%
	CMOs and Other Mortgage Related Securities 20.1%		CMOs and Other Mortgage Related Securities 19.0%
	U.S. Treasury Obligations 68.9%		U.S. Treasury Obligations 66.6%
	U.S. Government Agency Obligations† 5.3%		U.S. Government Agency Obligations† 5.4%
	Foreign Government & Government Agency Obligations 1.1%		Foreign Government & Government Agency Obligations 1.4%
	Short-Term Investments and Net Other Assets (Liabilities)†† (0.5)%		Short-Term Investments and Net Other Assets (Liabilities) 0.5%
* Foreign investments	1.1%	** Foreign investments	1.4%
* Futures and Swaps	2.5%	** Futures and Swaps	3.2%

† Includes NCUA Guaranteed Notes
†† Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart.

Semiannual Report

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 74.2%
	Principal Amount	Value
U.S. Government Agency Obligations - 1.0%
Federal Home Loan Bank 1% 6/21/17	$ 1,410,000	$ 1,419,424
Tennessee Valley Authority 1.75% 10/15/18	2,144,000	2,182,065
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		3,601,489
U.S. Treasury Obligations - 68.9%
U.S. Treasury Notes:
0.375% 10/31/16	5,000,000	4,994,920
0.5% 2/28/17	962,000	961,549
0.625% 8/15/16	1,777,000	1,782,137
0.625% 11/15/16	8,407,000	8,427,362
0.625% 12/15/16 (a)	21,822,000	21,868,023
0.625% 12/31/16	5,682,000	5,694,875
0.625% 2/15/17	5,000,000	5,007,030
0.75% 1/15/17	2,613,000	2,623,820
0.75% 6/30/17	5,245,000	5,257,703
0.75% 4/15/18	43,192,000	42,989,518
0.875% 11/30/16	4,617,000	4,644,776
0.875% 1/31/17	812,000	816,694
0.875% 4/30/17	4,887,000	4,914,489
0.875% 5/15/17	9,000,000	9,049,221
0.875% 6/15/17	5,000,000	5,026,170
0.875% 8/15/17	16,339,000	16,406,660
0.875% 10/15/17	7,370,000	7,390,724
0.875% 1/31/18	7,994,000	7,998,996
1% 9/30/16	3,915,000	3,945,279
1% 5/15/18	7,000,000	7,014,217
1% 5/31/18	3,584,000	3,588,480
1.25% 11/30/18	997,000	1,001,362
1.375% 9/30/18	553,000	558,401
1.375% 2/28/19	1,065,000	1,071,573
1.375% 3/31/20	4,886,000	4,866,915
1.375% 4/30/20	784,000	780,080
1.5% 12/31/18	577,000	584,032
1.5% 5/31/20	6,000,000	6,005,154
1.625% 4/30/19	8,402,000	8,523,434
1.625% 6/30/19	3,954,000	4,004,971
1.625% 12/31/19	17,439,000	17,599,770
1.75% 9/30/19	6,866,000	6,978,108
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2.375% 7/31/17 (b)	$ 13,839,000	$ 14,343,902
3.5% 2/15/18	8,513,000	9,114,231
TOTAL U.S. TREASURY OBLIGATIONS		245,834,576
Other Government Related - 4.3%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.5302% 12/7/20 (NCUA Guaranteed) (c)	423,382	423,839
Series 2010-R2 Class 1A, 0.5505% 11/6/17 (NCUA Guaranteed) (c)	2,888,478	2,893,893
Series 2011-C1 Class 1A, 0.5113% 2/28/20 (NCUA Guaranteed) (c)	699,811	699,922
Series 2011-R1 Class 1A, 0.6235% 1/8/20 (NCUA Guaranteed) (c)	933,577	937,990
Series 2011-R4 Class 1A, 0.5606% 3/6/20 (NCUA Guaranteed) (c)	322,024	322,577
National Credit Union Administration Guaranteed Notes Master Trust:
1.4% 6/12/15 (NCUA Guaranteed)	640,000	640,192
2.35% 6/12/17 (NCUA Guaranteed)	9,140,000	9,422,930
TOTAL OTHER GOVERNMENT RELATED		15,341,343
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $263,523,894)		264,777,408
U.S. Government Agency - Mortgage Securities - 5.1%

Fannie Mae - 1.2%
1.865% 10/1/35 (c)	4,664	4,923
1.885% 2/1/33 (c)	7,564	7,877
1.91% 12/1/34 (c)	11,672	12,184
1.91% 3/1/35 (c)	8,398	8,769
1.915% 11/1/33 (c)	13,900	14,567
1.92% 4/1/33 (c)	86,617	90,880
1.93% 10/1/33 (c)	8,589	8,966
1.94% 7/1/35 (c)	4,210	4,435
2.045% 1/1/35 (c)	45,120	47,491
2.05% 3/1/35 (c)	991	1,025
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
2.053% 6/1/36 (c)	$ 8,941	$ 9,560
2.105% 7/1/34 (c)	7,234	7,668
2.142% 9/1/36 (c)	20,532	22,014
2.19% 3/1/37 (c)	5,384	5,712
2.232% 3/1/33 (c)	20,992	22,164
2.27% 6/1/47 (c)	30,715	32,932
2.274% 11/1/36 (c)	59,173	63,040
2.284% 7/1/36 (c)	37,119	39,287
2.318% 7/1/35 (c)	10,193	10,836
2.35% 2/1/37 (c)	95,037	101,507
2.372% 5/1/36 (c)	9,741	10,406
2.421% 10/1/33 (c)	9,796	10,476
2.427% 12/1/32 (c)	57,373	61,280
2.458% 3/1/35 (c)	6,045	6,481
2.512% 4/1/36 (c)	67,910	72,812
2.526% 2/1/36 (c)	9,261	9,929
2.611% 12/1/32 (c)	388,728	416,198
2.691% 2/1/42 (c)	312,844	325,767
2.704% 8/1/35 (c)	138,821	148,842
2.765% 1/1/42 (c)	280,793	292,799
5.5% 10/1/20 to 1/1/29	1,270,932	1,381,951
6% 6/1/16 to 10/1/16	2,805	2,868
6.5% 5/1/16 to 8/1/36	729,901	849,920
9% 2/1/17 to 2/1/20	12,555	13,189
9.5% 11/1/21	37	38
10.5% 8/1/20	5,926	6,601
11.5% 7/15/19	205	206
		4,125,600
Freddie Mac - 0.6%
1.82% 3/1/35 (c)	22,298	23,179
1.825% 3/1/37 (c)	3,710	3,880
2.022% 2/1/37 (c)	11,032	11,584
2.04% 7/1/35 (c)	250,572	262,926
2.05% 6/1/37 (c)	6,214	6,535
2.055% 11/1/35 (c)	56,031	59,614
2.095% 8/1/37 (c)	15,724	16,629
2.1% 7/1/35 (c)	32,162	34,323
2.121% 5/1/37 (c)	15,483	16,542
2.182% 6/1/33 (c)	53,933	57,034
2.333% 4/1/37 (c)	18,900	20,265
2.346% 10/1/36 (c)	74,810	79,989
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
2.351% 10/1/35 (c)	$ 28,621	$ 30,336
2.364% 4/1/34 (c)	213,400	227,750
2.375% 5/1/37 (c)	15,130	16,209
2.385% 5/1/37 (c)	196,545	210,734
2.385% 5/1/37 (c)	97,334	104,360
2.402% 10/1/42 (c)	341,942	360,736
2.415% 6/1/37 (c)	56,524	60,604
2.506% 2/1/36 (c)	1,923	2,062
2.545% 7/1/36 (c)	17,960	19,256
2.595% 4/1/37 (c)	1,662	1,782
2.673% 7/1/35 (c)	58,607	62,838
2.723% 3/1/33 (c)	1,252	1,342
3.08% 9/1/41 (c)	337,958	354,009
3.115% 10/1/35 (c)	10,335	11,081
5% 9/1/35	1,602	1,783
6% 1/1/24	179,087	198,228
6.5% 12/1/21	55,968	61,900
9% 10/1/16 to 12/1/18	3,244	3,399
9.5% 2/1/17 to 12/1/22	5,605	6,201
10% 6/1/18 to 6/1/20	2,622	3,012
10.5% 9/1/20	22	25
12.5% 5/1/19 to 6/1/19	711	717
		2,330,864
Ginnie Mae - 3.3%
4.3% 8/20/61 (f)	471,668	500,554
4.53% 10/20/62 (f)	483,983	530,070
4.55% 5/20/62 (f)	3,511,386	3,811,978
4.626% 3/20/62 (f)	800,142	867,095
4.649% 2/20/62 (f)	316,296	342,546
4.65% 3/20/62 (f)	1,007,560	1,093,336
4.682% 2/20/62 (f)	393,294	425,671
4.684% 1/20/62 (f)	2,491,159	2,693,690
5.47% 8/20/59 (f)	178,917	186,077
5.5% 11/15/35	267,399	306,424
5.612% 4/20/58 (f)	179,721	183,856
6% 6/15/36	557,979	645,289
8% 12/15/23	50,569	58,520
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Ginnie Mae - continued
8.5% 3/15/17	$ 3,156	$ 3,331
10.5% 1/15/16 to 1/15/18	2,047	2,169
		11,650,606
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $17,552,884)		18,107,070
Collateralized Mortgage Obligations - 12.5%

U.S. Government Agency - 12.5%
Fannie Mae:
floater:
Series 1994-42 Class FK, 1.44% 4/25/24 (c)	288,491	291,228
Series 2001-38 Class QF, 1.1648% 8/25/31 (c)	65,533	66,881
Series 2002-49 Class FB, 0.7834% 11/18/31 (c)	64,479	64,988
Series 2002-60 Class FV, 1.1848% 4/25/32 (c)	14,367	14,707
Series 2002-74 Class FV, 0.6348% 11/25/32 (c)	533,938	537,807
Series 2002-75 Class FA, 1.1848% 11/25/32 (c)	29,432	30,128
Series 2008-76 Class EF, 0.6848% 9/25/23 (c)	99,790	100,128
Series 2010-15 Class FJ, 1.1148% 6/25/36 (c)	871,242	886,836
Series 2010-86 Class FE, 0.6348% 8/25/25 (c)	118,289	119,192
planned amortization class:
Series 2002-16 Class PG, 6% 4/25/17	27,970	28,779
Series 2002-9 Class PC, 6% 3/25/17	45,625	47,136
Series 2003-74 Class PG, 4.5% 8/25/18	82,328	85,667
Series 2005-19 Class PA, 5.5% 7/25/34	301,268	327,582
Series 2005-27 Class NE, 5.5% 5/25/34	229,699	239,030
Series 2005-52 Class PB, 6.5% 12/25/34	9,123	9,229
Series 2005-64 Class PX, 5.5% 6/25/35	294,023	323,621
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17	8,954	9,311
Series 2003-117 Class MD, 5% 12/25/23	140,127	155,598
Series 2004-52 Class KZ, 5.5% 7/25/34	1,489,502	1,692,275
Series 2010-88 Class NA, 4% 8/25/28	769,867	787,346
Series 2010-139 Class NI, 4.5% 2/25/40 (d)	545,894	77,455
Series 2010-39 Class FG, 1.1048% 3/25/36 (c)	535,129	548,344
Series 2011-67 Class AI, 4% 7/25/26 (d)	144,900	15,914
Freddie Mac:
floater:
Series 2448 Class FT, 1.1815% 3/15/32 (c)	78,621	80,430
Series 2526 Class FC, 0.5815% 11/15/32 (c)	87,667	88,173
Series 2530 Class FE, 0.7815% 2/15/32 (c)	38,018	38,550
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac: - continued
floater:
Series 2630 Class FL, 0.6815% 6/15/18 (c)	$ 2,998	$ 3,008
Series 2711 Class FC, 1.0815% 2/15/33 (c)	289,850	295,430
Series 3830 Class FD, 0.5415% 3/15/41 (c)	622,942	626,020
floater planned amortization class Series 2770 Class FH, 0.5815% 3/15/34 (c)	262,500	264,354
planned amortization class:
Series 2006-3245 Class ME, 5.5% 6/15/35	23,784	23,838
Series 2356 Class GD, 6% 9/15/16	6,512	6,687
Series 2363 Class PF, 6% 9/15/16	6,260	6,407
Series 2376 Class JE, 5.5% 11/15/16	6,818	7,007
Series 2381 Class OG, 5.5% 11/15/16	3,343	3,417
Series 2425 Class JH, 6% 3/15/17	10,997	11,389
Series 3415 Class PC, 5% 12/15/37	111,576	120,854
Series 3763 Class QA, 4% 4/15/34	244,730	254,689
planned amortization class sequential payer Series 2005-2963 Class VB, 5% 11/15/34	441,340	455,338
planned amotization class Series 2006-3 Class FB, 0.4848% 7/25/35 (c)	897,700	901,720
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	332,278	377,234
Series 2004-2802 Class ZG, 5.5% 5/15/34	1,057,132	1,197,611
Series 2004-2862 Class NE, 5% 9/15/24	2,460,305	2,665,429
Series 2145 Class MZ, 6.5% 4/15/29	378,879	439,468
Series 2357 Class ZB, 6.5% 9/15/31	198,950	231,883
Series 3745 Class KV, 4.5% 12/15/26	579,833	643,805
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 0.684% 7/20/37 (c)	143,899	145,006
Series 2008-2 Class FD, 0.664% 1/20/38 (c)	36,457	36,728
Series 2008-73 Class FA, 1.044% 8/20/38 (c)	268,030	273,291
Series 2008-83 Class FB, 1.084% 9/20/38 (c)	267,503	272,885
Series 2009-108 Class CF, 0.7825% 11/16/39 (c)	164,258	165,880
Series 2009-116 Class KF, 0.7125% 12/16/39 (c)	130,181	131,287
Series 2010-9 Class FA, 0.7025% 1/16/40 (c)	212,017	213,806
Series 2010-H17 Class FA, 0.5115% 7/20/60 (c)(f)	1,073,178	1,068,357
Series 2010-H18 Class AF, 0.4776% 9/20/60 (c)(f)	1,242,339	1,234,922
Series 2010-H19 Class FG, 0.4776% 8/20/60 (c)(f)	1,494,844	1,486,050
Series 2010-H27 Series FA, 0.5576% 12/20/60 (c)(f)	427,907	427,150
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater:
Series 2011-H05 Class FA, 0.6776% 12/20/60 (c)(f)	$ 735,397	$ 736,796
Series 2011-H07 Class FA, 0.6776% 2/20/61 (c)(f)	1,321,544	1,323,825
Series 2011-H12 Class FA, 0.6676% 2/20/61 (c)(f)	1,631,645	1,633,948
Series 2011-H13 Class FA, 0.6776% 4/20/61 (c)(f)	628,251	629,427
Series 2011-H14:
Class FB, 0.6776% 5/20/61 (c)(f)	710,232	711,761
Class FC, 0.6776% 5/20/61 (c)(f)	652,622	653,930
Series 2011-H17 Class FA, 0.7076% 6/20/61 (c)(f)	857,992	860,409
Series 2011-H21 Class FA, 0.7776% 10/20/61 (c)(f)	876,007	880,927
Series 2012-H01 Class FA, 0.8776% 11/20/61 (c)(f)	759,867	767,338
Series 2012-H03 Class FA, 0.8776% 1/20/62 (c)(f)	516,678	521,744
Series 2012-H06 Class FA, 0.8076% 1/20/62 (c)(f)	783,484	788,928
Series 2012-H07 Class FA, 0.8076% 3/20/62 (c)(f)	459,636	463,641
floater sequential payer Series 2011-150 Class D, 3% 4/20/37	31,914	32,385
planned amortization class Series 2011-68 Class EC, 3.5% 4/20/41	643,825	680,880
Series 1999-18 Class Z, 6.25% 5/16/29	671,236	755,690
Series 2010-H15 Class TP, 5.15% 8/20/60 (f)	1,866,518	2,023,894
Series 2010-H17 Class XP, 5.251% 7/20/60 (c)(f)	2,375,513	2,566,321
Series 2010-H18 Class PL, 5.01% 9/20/60 (c)(f)	1,726,877	1,869,319
Series 2012-64 Class KB, 5.0431% 5/20/41 (c)	147,781	168,124
Series 2013-124:
Class ES, 8.4213% 4/20/39 (c)(e)	580,309	671,126
Class ST, 8.5547% 8/20/39 (c)(e)	1,090,110	1,259,320
Series 2015-H13 Class FL, 0.3% 3/20/65 (c)(f)	3,890,000	3,890,000
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $44,145,519)		44,547,018
Commercial Mortgage Securities - 7.6%

Freddie Mac:
pass thru-certificates floater Series KF01 Class A, 0.5313% 4/25/19 (c)	210,007	208,974
Commercial Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac: - continued
sequential payer:
Series K009 Class A2, 3.808% 8/25/20	$ 800,000	$ 872,259
Series K034 Class A1, 2.669% 2/25/23	7,021,862	7,245,115
Series K717 Class A2, 2.991% 9/25/21	3,389,000	3,562,703
Series K032 Class A1, 3.016% 2/25/23	2,464,697	2,585,232
Series K036 Class A1, 2.777% 4/25/23	4,746,225	4,935,403
Series K501 Class A2, 1.655% 11/25/16	930,000	938,818
Series K714 Class A2, 3.034% 10/25/20	6,500,000	6,860,160
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $26,655,986)		27,208,664
Foreign Government and Government Agency Obligations - 1.1%

Israeli State (guaranteed by U.S. Government through Agency for International Development) 5.5% 12/4/23	4,000	4,929
Jordanian Kingdom 2.503% 10/30/20	3,752,000	3,900,939
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,756,635)		3,905,868
Cash Equivalents - 0.4%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.12%, dated 5/29/15 due 6/1/15 (Collateralized by U.S. Government Obligations) # (Cost $1,576,000)	$ 1,576,016	1,576,000
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $357,210,918)		360,122,028
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(3,194,790)
NET ASSETS - 100%		$ 356,927,238
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Treasury Contracts
35 CBOT 2-Year U.S. Treasury Note Contracts (United States)	Sept. 2015	$ 7,660,078	$ 4,852
45 CBOT 5-Year U.S. Treasury Note Contracts (United States)	Sept. 2015	5,387,695	21,355
TOTAL PURCHASED		13,047,773	26,207
Sold
Treasury Contracts
15 CBOT 10 Year U.S. Treasury Note Contracts (United States)	Sept. 2015	1,915,313	(7,530)
TOTAL TREASURY CONTRACTS		$ 14,963,086	$ 18,677

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $16,794,867.

The face value of futures purchased as a percentage of net assets is 3.6%

The face value of futures sold as a percentage of net assets is 0.5%
Swaps
Interest Rate Swaps
Clearinghouse/ Counterparty(1)	Expiration Date	Notional Amount	Payment Received	Payment Paid	Value	Upfront Premium Received/ (Paid)(2)	Unrealized Appreciation/ (Depreciation)
CME	Jun. 2025	$ 2,200,000	3-month LIBOR	2.75%	$ (18,051)	$ 0	$ (18,051)

For the period, the average monthly notional amount for swaps in the aggregate was $2,200,000.

(1) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.

(2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Legend
(a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $65,137.
(b) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $69,444.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(e) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(f) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$1,576,000 due 6/01/15 at 0.12%
Commerz Markets LLC	$ 1,576,000
Other Information

The following is a summary of the inputs used, as of May 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 264,777,408	$ -	$ 264,777,408	$ -
U.S. Government Agency - Mortgage Securities	18,107,070	-	18,107,070	-
Collateralized Mortgage Obligations	44,547,018	-	44,547,018	-
Commercial Mortgage Securities	27,208,664	-	27,208,664	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Foreign Government and Government Agency Obligations	$ 3,905,868	$ -	$ 3,905,868	$ -
Cash Equivalents	1,576,000	-	1,576,000	-
Total Investments in Securities:	$ 360,122,028	$ -	$ 360,122,028	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 26,207	$ 26,207	$ -	$ -
Liabilities
Futures Contracts	$ (7,530)	$ (7,530)	$ -	$ -
Swaps	(18,051)	-	(18,051)	-
Total Liabilities	$ (25,581)	$ (7,530)	$ (18,051)	$ -
Total Derivative Instruments:	$ 626	$ 18,677	$ (18,051)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ 26,207	$ (7,530)
Swaps (b)	-	(18,051)
Total Value of Derivatives	$ 26,207	$ (25,581)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

(b) For centrally cleared OTC swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. For centrally cleared OTC swaps, only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $1,576,000) - See accompanying schedule: Unaffiliated issuers (cost $357,210,918)		$ 360,122,028
Cash		335
Receivable for investments sold		13,141,835
Receivable for fund shares sold		845,179
Interest receivable		1,076,598
Receivable for daily variation margin for derivative instruments		2,142
Other receivables		243
Total assets		375,188,360

Liabilities
Payable for investments purchased	$ 16,913,398
Payable for fund shares redeemed	1,209,482
Distributions payable	3,877
Accrued management fee	133,721
Other affiliated payables	309
Other payables and accrued expenses	335
Total liabilities		18,261,122

Net Assets		$ 356,927,238
Net Assets consist of:
Paid in capital		$ 353,901,597
Undistributed net investment income		461,836
Accumulated undistributed net realized gain (loss) on investments		(347,931)
Net unrealized appreciation (depreciation) on investments		2,911,736
Net Assets, for 35,400,669 shares outstanding		$ 356,927,238
Net Asset Value, offering price and redemption price per share ($356,927,238 ÷ 35,400,669 shares)		$ 10.08

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended May 31, 2015 (Unaudited)

Investment Income
Interest		$ 2,218,677

Expenses
Management fee	$ 808,077
Independent trustees' compensation	797
Miscellaneous	629
Total expenses before reductions	809,503
Expense reductions	(39)	809,464
Net investment income (loss)		1,409,213
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	405,392
Futures contracts	110,288
Swaps	(126,083)
Total net realized gain (loss)		389,597
Change in net unrealized appreciation (depreciation) on: Investment securities	175,002
Futures contracts	(20,697)
Swaps	67,065
Total change in net unrealized appreciation (depreciation)		221,370
Net gain (loss)		610,967
Net increase (decrease) in net assets resulting from operations		$ 2,020,180

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2015 (Unaudited)	Year ended November 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,409,213	$ 2,412,063
Net realized gain (loss)	389,597	1,069,974
Change in net unrealized appreciation (depreciation)	221,370	595,030
Net increase (decrease) in net assets resulting from operations	2,020,180	4,077,067
Distributions to shareholders from net investment income	(1,225,744)	(2,291,681)
Distributions to shareholders from net realized gain	(1,216,349)	(1,387,111)
Total distributions	(2,442,093)	(3,678,792)
Share transactions Proceeds from sales of shares	54,037,070	125,659,127
Reinvestment of distributions	2,395,130	3,624,766
Cost of shares redeemed	(64,649,857)	(153,314,621)
Net increase (decrease) in net assets resulting from share transactions	(8,217,657)	(24,030,728)
Total increase (decrease) in net assets	(8,639,570)	(23,632,453)

Net Assets
Beginning of period	365,566,808	389,199,261
End of period (including undistributed net investment income of $461,836 and undistributed net investment income of $278,367, respectively)	$ 356,927,238	$ 365,566,808
Other Information Shares
Sold	5,367,901	12,511,225
Issued in reinvestment of distributions	238,399	361,485
Redeemed	(6,419,793)	(15,275,296)
Net increase (decrease)	(813,493)	(2,402,586)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.09	$ 10.08	$ 10.17	$ 10.27	$ 10.31	$ 10.31
Income from Investment Operations
Net investment income (loss) D	.039	.065	.045	.048	.092	.135
Net realized and unrealized gain (loss)	.019	.043	(.038)	.075	.115	.136
Total from investment operations	.058	.108	.007	.123	.207	.271
Distributions from net investment income	(.034)	(.062)	(.042)	(.050)	(.090)	(.131)
Distributions from net realized gain	(.034)	(.036)	(.055)	(.173)	(.157)	(.140)
Total distributions	(.068)	(.098)	(.097)	(.223)	(.247)	(.271)
Net asset value, end of period	$ 10.08	$ 10.09	$ 10.08	$ 10.17	$ 10.27	$ 10.31
Total ReturnB, C	.58%	1.08%	.07%	1.22%	2.06%	2.70%
Ratios to Average Net AssetsE
Expenses before reductions	.45%A	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%A	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	.79% A	.65%	.45%	.47%	.90%	1.33%
Supplemental Data
Net assets, end of period (000 omitted)	$ 356,927	$ 365,567	$ 389,199	$ 497,980	$ 472,386	$ 511,849
Portfolio turnover rate	98% A	107%	89%	138%	315%	221%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2015 (Unaudited)

1. Organization.

Fidelity® Limited Term Government Fund (the Fund) is a fund of Fidelity Advisor Series IV (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2015, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Semiannual Report

2. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, prior period premium and discount on debt securities, market discount, deferred trustees compensation, financing transactions and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 3,236,730
Gross unrealized depreciation	(204,003)
Net unrealized appreciation (depreciation) on securities	$ 3,032,727

Tax cost	$ 357,089,301

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Repurchase Agreements - continued

are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Semiannual Report

3. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$ 110,288	$ (20,697)
Purchased Options	(116,531)	116,521
Swaps	(126,083)	67,065
Totals (a)	$ (132,326)	$ 162,889

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects

Semiannual Report

3. Derivative Instruments - continued

Futures Contracts - continued

each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included on the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Derivative Instruments - continued

Swaps - continued

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps."

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $0 and $1,387,350, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of the Fund's average net assets. Under the management contract, the

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $287 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $5,248.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee by $39.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions

and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

ISG-USAN-0715
1.968337.101

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series IV's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series IV's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series IV

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 27, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	July 27, 2015